UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-05276

Value Line Strategic Asset Management Trust
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 9/30/13 is included with this Form.

■ Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2013 (Unaudited)
Shares		Value

Common Stocks — 71.8%
Consumer Discretionary — 10.5%
7,400	AutoZone, Inc. *	$3,128,202
24,000	BorgWarner, Inc.	2,433,360
36,000	Brinker International, Inc.	1,459,080
20,000	Buckle, Inc. (The) (1)	1,081,000
22,000	Darden Restaurants, Inc.	1,018,380
27,000	Domino’s Pizza, Inc.	1,834,650
9,000	DSW, Inc. Class A	767,880
11,000	Genuine Parts Co.	889,790
117,000	LKQ Corp. *	3,727,620
20,000	McDonald’s Corp.	1,924,200
32,000	NIKE, Inc. Class B	2,324,480
28,000	O’Reilly Automotive, Inc. *	3,572,520
11,206	PVH Corp.	1,330,040
16,000	Starbucks Corp.	1,231,520
65,000	TJX Companies, Inc. (The)	3,665,350
28,000	Wolverine World Wide, Inc.	1,630,440
42,000	Yum! Brands, Inc.	2,998,380
		35,016,892
Consumer Staples — 6.4%
16,900	British American Tobacco PLC
	ADR	1,777,035
9,000	Bunge Ltd.	683,190
50,000	Church & Dwight Co., Inc.	3,002,500
10,000	Costco Wholesale Corp.	1,151,200
17,000	Energizer Holdings, Inc.	1,549,550
126,000	Flowers Foods, Inc.	2,701,440
44,000	General Mills, Inc.	2,108,480
60,000	Hormel Foods Corp.	2,527,200
30,000	PepsiCo, Inc.	2,385,000
35,000	Reynolds American, Inc.	1,707,300
34,000	Whole Foods Market, Inc.	1,989,000
		21,581,895
Energy — 2.9%
10,000	Chevron Corp.	1,215,000
42,000	EQT Corp.	3,726,240
34,000	FMC Technologies, Inc. *	1,884,280
42,000	Noble Energy, Inc.	2,814,420
		9,639,940

Shares		Value
Financials — 6.0%
11,200	Affiliated Managers Group, Inc. *	$2,045,568
37,000	AFLAC, Inc.	2,293,630
36,000	American Tower Corp. REIT	2,668,680
12,000	Arch Capital Group Ltd. *	649,560
14,000	Bank of Montreal	935,480
9,500	BlackRock, Inc.	2,570,890
9,000	M&T Bank Corp.	1,007,280
20,000	ProAssurance Corp.	901,200
28,800	Royal Bank of Canada	1,849,248
9,600	Stifel Financial Corp. *	395,712
26,000	T. Rowe Price Group, Inc.	1,870,180
11,284	Toronto-Dominion Bank (The)	1,015,334
46,000	Wells Fargo & Co.	1,900,720
		20,103,482
Health Care — 9.9%
26,200	Alexion Pharmaceuticals, Inc. *	3,043,392
17,400	Allergan, Inc.	1,573,830
15,000	C.R. Bard, Inc.	1,728,000
32,000	Catamaran Corp. *	1,470,400
59,200	Cerner Corp. *	3,110,960
50,000	DENTSPLY International, Inc.	2,170,500
12,000	Edwards Lifesciences Corp. *	835,560
42,000	Express Scripts Holding Co. *	2,594,760
45,800	Henry Schein, Inc. *	4,749,460
31,600	IDEXX Laboratories, Inc. *	3,148,940
1,000	Intuitive Surgical, Inc. *	376,270
4,000	Mednax, Inc. *	401,600
13,200	Mettler-Toledo International, Inc.
	*	3,169,188
10,000	Novo Nordisk A/S ADR	1,692,200
32,000	Thermo Fisher Scientific, Inc.	2,948,800
		33,013,860

1

 ■ Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2013 (Unaudited)

Shares		Value
Industrials — 19.6%
13,000	Acuity Brands, Inc.	$1,196,260
108,375	AMETEK, Inc.	4,987,418
30,000	Canadian National Railway Co.	3,041,100
34,000	CLARCOR, Inc.	1,888,020
13,000	Clean Harbors, Inc. *	762,580
43,200	Danaher Corp.	2,994,624
46,000	Donaldson Co., Inc.	1,753,980
8,000	EnerSys	485,040
12,400	Esterline Technologies Corp. *	990,636
18,000	FedEx Corp.	2,053,980
22,000	General Dynamics Corp.	1,925,440
42,000	IDEX Corp.	2,740,500
14,600	IHS, Inc. Class A *	1,667,028
15,243	Iron Mountain, Inc.	411,866
28,500	ITT Corp.	1,024,575
12,600	J.B. Hunt Transport Services, Inc.	918,918
32,000	Kansas City Southern	3,499,520
23,200	Kirby Corp. *	2,007,960
22,000	Parker Hannifin Corp.	2,391,840
10,600	Precision Castparts Corp.	2,408,744
41,500	Republic Services, Inc.	1,384,440
27,000	Roper Industries, Inc.	3,587,490
35,000	Stericycle, Inc. *	4,039,000
8,000	Teledyne Technologies, Inc. *	679,440
34,000	Toro Co. (The)	1,847,900
19,000	Union Pacific Corp.	2,951,460
33,000	United Technologies Corp.	3,558,060
12,600	Valmont Industries, Inc.	1,750,266
13,000	W.W. Grainger, Inc.	3,402,230
76,500	Waste Connections, Inc.	3,473,865
		65,824,180
Information Technology — 6.3%
23,000	Accenture PLC Class A	1,693,720
17,000	Alliance Data Systems Corp. *	3,594,990
46,000	Amphenol Corp. Class A	3,559,480
2,800	Anixter International, Inc. *	245,448
19,000	ANSYS, Inc. *	1,643,880
4,000	Apple, Inc.	1,907,000
24,000	Cognizant Technology Solutions
	Corp. Class A *	1,970,880
10,400	Equinix, Inc. *	1,909,960
2,000	MasterCard, Inc. Class A	1,345,560
53,600	Salesforce.com, Inc. *	2,782,376
6,900	WEX, Inc. *	605,475
		21,258,769

Shares		Value
Materials — 7.1%
15,000	Airgas, Inc.	$1,590,750
26,000	AptarGroup, Inc.	1,563,380
14,000	Ball Corp.	628,320
27,000	Crown Holdings, Inc. *	1,141,560
8,000	Cytec Industries, Inc.	650,880
39,400	Ecolab, Inc.	3,891,144
44,000	FMC Corp.	3,155,680
5,400	NewMarket Corp.	1,554,714
24,000	Praxair, Inc.	2,885,040
19,000	Scotts Miracle-Gro Co. (The) Class A	1,045,570
43,400	Sigma-Aldrich Corp.	3,702,020
31,000	Valspar Corp. (The)	1,966,330
		23,775,388

Telecommunication Services — 1.9%
37,000	Crown Castle International Corp. *	2,702,110
44,000	SBA Communications Corp. Class
	A *	3,540,240
		6,242,350
Utilities — 1.2%
15,600	ITC Holdings Corp.	1,464,216
21,000	South Jersey Industries, Inc.	1,230,180
34,000	Wisconsin Energy Corp.	1,372,920
		4,067,316
	Total Common Stocks
	(Cost $105,855,768)	240,524,072

Principal Amount		Value

U.S. Government Agency Obligations — 8.2%
$500,000	Federal Home Loan Bank, 2.88%, 9/11/20	513,251
500,000	Federal Home Loan Mortgage Corporation, 1.00%, 3/8/17	501,552
1,500,000	Federal Home Loan Mortgage Corporation, 1.25%, 5/12/17	1,510,235
500,000	Federal Home Loan Mortgage Corporation, 1.00%, 7/28/17	498,459
1,500,000	Federal Home Loan Mortgage Corporation, 1.75%, 5/30/19	1,489,988
234,672	Federal Home Loan Mortgage Corporation, 4.50%, 10/15/27	242,333
191,056	Federal Home Loan Mortgage Corporation, 2.00%, 1/15/33	185,348
412,350	Federal Home Loan Mortgage Corporation Gold Pool #A97040, 4.00%, 2/1/41	431,193
93,085	Federal Home Loan Mortgage Corporation Gold Pool #C04038, 3.50%, 6/1/42	94,552

2

■ Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2013 (Unaudited)
Principal Amount		Value
$36,852	Federal Home Loan Mortgage
	Corporation Gold Pool #G08479,
	3.50%, 3/1/42	$37,431
17,474	Federal Home Loan Mortgage
	Corporation Gold Pool #G18155,
	5.00%, 10/1/21	18,874
61,204	Federal Home Loan Mortgage
	Corporation Gold Pool #G18160,
	5.00%, 11/1/21	66,110
144,912	Federal Home Loan Mortgage
	Corporation Gold Pool #G18420,
	3.00%, 1/1/27	149,892
58,612	Federal Home Loan Mortgage
	Corporation Gold Pool #J00975, 5.00%,
	1/1/21	62,267
15,916	Federal Home Loan Mortgage
	Corporation Gold Pool #J03589, 5.00%,
	10/1/21	16,863
621,538	Federal Home Loan Mortgage
	Corporation Pool #A96409, 3.50%,
	1/1/41	631,262
313,541	Federal Home Loan Mortgage
	Corporation, Gold PC Pool #A97264,
	4.00%, 2/1/41	327,867
817,880	Federal Home Loan Mortgage
	Corporation, Gold PC Pool #G08488,
	3.50%, 4/1/42	830,762
475,186	Federal Home Loan Mortgage
	Corporation, Gold PC Pool #J13885,
	3.50%, 12/1/25	500,508
600,502	Federal Home Loan Mortgage
	Corporation, Gold PC Pool #J17969,
	3.00%, 2/1/27	621,139
10,503	Federal National Mortgage Association,
	4.00%, 8/1/14	11,135
500,000	Federal National Mortgage Association,
	0.38%, 12/21/15	498,678
28,171	Federal National Mortgage Association,
	4.00%, 4/1/24	29,915
332,144	Federal National Mortgage Association,
	4.00%, 3/1/25	352,516
188,512	Federal National Mortgage Association,
	4.00%, 6/1/26	200,144
596,700	Federal National Mortgage Association,
	3.50%, 7/1/26	630,103
268,879	Federal National Mortgage Association,
	4.00%, 7/1/26	285,571
46,933	Federal National Mortgage Association,
	4.50%, 7/1/40	50,146
9,986	Federal National Mortgage Association,
	4.50%, 8/1/40	10,658
11,208	Federal National Mortgage Association,
	4.50%, 9/1/40	11,980
101,114	Federal National Mortgage Association,
	4.50%, 10/1/40	108,168

Principal Amount		Value
$486,704	Federal National Mortgage Association,
	4.50%, 2/1/41	$520,596
200,216	Federal National Mortgage Association,
	4.50%, 3/1/41	213,869
455,408	Federal National Mortgage Association,
	4.50%, 4/1/41	487,101
15,939	Federal National Mortgage Association,
	4.50%, 4/1/41	17,018
186,110	Federal National Mortgage Association,
	4.50%, 4/1/41	198,960
187,362	Federal National Mortgage Association,
	4.50%, 4/1/41	200,228
410,878	Federal National Mortgage Association
	Pool #890236, 4.50%, 8/1/40	439,146
489,808	Federal National Mortgage Association
	Pool #AA7720, 4.00%, 8/1/39	513,675
657,205	Federal National Mortgage Association
	Pool #AB1796, 3.50%, 11/1/40	669,508
487,304	Federal National Mortgage Association
	Pool #AB4449, 4.00%, 2/1/42	511,478
637,869	Federal National Mortgage Association
	Pool #AB5472, 3.50%, 6/1/42	649,847
419,698	Federal National Mortgage Association
	Pool #AB6286, 2.50%, 9/1/27	422,692
10,631	Federal National Mortgage Association
	Pool #AE0385, 4.00%, 9/1/40	11,156
9,015	Federal National Mortgage Association
	Pool #AE5024, 4.00%, 12/1/40	9,464
609,454	Federal National Mortgage Association
	Pool #AH8932, 4.50%, 4/1/41	651,789
54,730	Federal National Mortgage Association
	Pool #AI5737, 4.50%, 6/1/41	58,565
405,755	Federal National Mortgage Association
	Pool #AJ6932, 3.00%, 11/1/26	420,461
494,108	Federal National Mortgage Association
	Pool #AO2961, 4.00%, 5/1/42	518,620
418,234	Federal National Mortgage Association
	Pool #AO4137, 3.50%, 6/1/42	426,086
74,697	Federal National Mortgage Association
	Pool #AO4299, 3.50%, 8/1/42	76,098
442,199	Federal National Mortgage Association
	Pool #AO5807, 3.50%, 7/1/42	450,496
35,034	Federal National Mortgage Association
	Pool #AO6770, 3.50%, 6/1/42	35,691
831,660	Federal National Mortgage Association
	Pool #AP1340, 3.50%, 7/1/42	847,279
434,602	Federal National Mortgage Association
	Pool #AQ0287, 3.00%, 10/1/42	424,946
2,880,354	Federal National Mortgage Association
	Pool #AT8849, 4.00%, 6/1/43	3,023,725
350,000	Federal National Mortgage Association
	TBA, 3.50%, 10/1/43	356,289
378,624	Government National Mortgage
	Association, 5.50%, 1/15/36	417,609

3

■ Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2013 (Unaudited)
Principal Amount		Value
$679,260	Government National Mortgage
	Association, 4.25%, 2/20/37	$696,767
2,597,839	Government National Mortgage
	Association, 5.50%, 8/20/37	2,861,926
486,169	Government National Mortgage
	Association, 3.00%, 4/16/39	502,436
	Total U.S. Government Agency
	Obligations
	(Cost $27,193,784)	27,552,421

U.S. Treasury Obligations — 7.2%
1,400,000	U.S. Treasury Bonds, 6.13%, 11/15/27	1,889,782
1,000,000	U.S. Treasury Bonds, 4.50%, 5/15/38	1,153,750
1,000,000	U.S. Treasury Bonds, 4.38%, 5/15/40	1,131,562
250,000	U.S. Treasury Bonds, 3.63%, 8/15/43	247,109
2,500,000	U.S. Treasury Notes, 0.25%, 2/15/15 (2)	2,501,855
1,250,000	U.S. Treasury Notes, 0.38%, 6/15/15	1,252,197
1,000,000	U.S. Treasury Notes, 0.38%, 6/30/15	1,001,680
2,000,000	U.S. Treasury Notes, 1.75%, 5/31/16	2,064,218
500,000	U.S. Treasury Notes, 1.00%, 9/30/16	505,156
900,000	U.S. Treasury Notes, 1.00%, 10/31/16	908,367
500,000	U.S. Treasury Notes, 0.88%, 12/31/16	501,719
1,300,000	U.S. Treasury Notes, 1.88%, 10/31/17	1,340,625
100,000	U.S. Treasury Notes, 0.63%, 11/30/17	97,961
1,000,000	U.S. Treasury Notes, 2.63%, 4/30/18	1,061,016
300,000	U.S. Treasury Notes, 2.25%, 7/31/18	312,844
2,000,000	U.S. Treasury Notes, 1.38%, 9/30/18	1,998,594
1,700,000	U.S. Treasury Notes, 1.75%, 10/31/18	1,728,290
350,000	U.S. Treasury Notes, 1.38%, 11/30/18	348,906
200,000	U.S. Treasury Notes, 1.38%, 12/31/18	199,031
900,000	U.S. Treasury Notes, 1.38%, 2/28/19	892,969
750,000	U.S. Treasury Notes, 1.00%, 8/31/19	719,707
500,000	U.S. Treasury Notes, 1.25%, 10/31/19	485,547
1,000,000	U.S. Treasury Notes, 2.63%, 8/15/20	1,043,672
450,000	U.S. Treasury Notes, 2.13%, 8/15/21	446,344
250,000	U.S. Treasury Notes, 2.00%, 2/15/22	243,125
	Total U.S. Treasury Obligations
	(Cost $23,489,983)	24,076,026

Commercial Mortgage-Backed Securities — 0.5%
250,000	Federal Home Loan Mortgage Corp.
	Multifamily Structured Pass Through
	Certificates, Series K704, Class A2,
	2.41%, 8/25/18	255,186
250,000	Federal Home Loan Mortgage Corp.
	Multifamily Structured Pass Through
	Certificates, Series K710, Class A2,
	1.88%, 5/25/19	246,008
400,000	Government National Mortgage
	Association, Series 2013-12, Class B,
	2.45%, 11/16/52 (3)	376,064

Principal Amount		Value
$200,000	Morgan Stanley Bank of America Merrill
	Lynch Trust, Series 2012-C6, Class A4,
	2.86%, 11/15/45	$189,576
250,000	Morgan Stanley Bank of America Merrill
	Lynch Trust, Series 2012-C5, Class A4,
	3.18%, 8/15/45	243,852
300,000	UBS-Barclays Commercial Mortgage
	Trust, Series 2012-C4, Class A5,
	2.85%, 12/10/45	279,951
	Total Commercial Mortgage-
	Backed Securities
	(Cost $1,711,570)	1,590,637

Corporate Bonds & Notes — 6.8%
Communications — 0.8%
500,000	AT&T, Inc., Senior Unsecured Notes,
	3.88%, 8/15/21	506,343
250,000	Comcast Corp., Guaranteed Notes, 4.25%,
	1/15/33	235,763
350,000	MetroPCS Wireless, Inc., Guaranteed
	Notes, 6.63%, 11/15/20	362,688
200,000	Motorola Solutions, Inc., Senior
	Unsecured Notes, 6.00%, 11/15/17	228,144
500,000	Time Warner, Inc., Guaranteed Notes,
	4.70%, 1/15/21	534,367
250,000	Verizon Communications, Inc., Senior
	Unsecured Notes, 1.25%, 11/3/14	251,469
500,000	Viacom, Inc., Senior Unsecured Notes,
	3.88%, 12/15/21	495,050
		2,613,824
Consumer, Cyclical — 0.7%
250,000	D.R. Horton, Inc., Guaranteed Notes,
	6.50%, 4/15/16	272,500
250,000	Home Depot, Inc. (The), Senior
	Unsecured Notes, 3.95%, 9/15/20	269,067
1,000,000	Johnson Controls, Inc., Senior Unsecured
	Notes, 3.75%, 12/1/21	1,002,223
250,000	Royal Caribbean Cruises, Ltd., Senior
	Unsecured Notes, 7.25%, 6/15/16	279,375
200,000	Starwood Hotels & Resorts Worldwide,
	Inc., Senior Unsecured Notes, 7.38%,
	11/15/15	224,499
250,000	Wynn Las Vegas LLC/Wynn Las Vegas
	Capital Corp., Senior Unsecured Notes,
	5.38%, 3/15/22 (1)	251,250
		2,298,914
Consumer, Non-cyclical — 1.3%
500,000	AbbVie, Inc., Senior Unsecured Notes,
	2.00%, 11/6/18	490,945
200,000	Amgen, Inc., Senior Unsecured Notes,
	2.50%, 11/15/16	207,593

4

■ Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2013 (Unaudited)
Principal Amount		Value
$250,000	Celgene Corp., Senior Unsecured Notes,
	2.30%, 8/15/18	$249,886
1,000,000	Coca-Cola Enterprises, Inc., Senior
	Unsecured Notes, 3.50%, 9/15/20	1,008,152
250,000	Constellation Brands, Inc., Guaranteed
	Notes, 7.25%, 5/15/17	286,250
150,000	Humana, Inc., Senior Unsecured Notes,
	3.15%, 12/1/22	139,560
500,000	JM Smucker Co. (The), Guaranteed
	Notes, 3.50%, 10/15/21	495,940
1,000,000	Medco Health Solutions, Inc., Senior
	Unsecured Notes, 2.75%, 9/15/15	1,033,224
500,000	Teva Pharmaceutical Finance IV BV,
	Guaranteed Notes, 3.65%, 11/10/21	496,270
		4,407,820
Energy — 0.6%
250,000	Enterprise Products Operating LLC,
	Guaranteed Notes, 5.70%, 2/15/42	260,735
1,000,000	Halliburton Co., Senior Unsecured Notes,
	6.15%, 9/15/19	1,198,195
250,000	Kinder Morgan Energy Partners L.P.,
	Senior Unsecured Notes, 2.65%, 2/1/19	248,279
245,000	Phillips 66, Guaranteed Notes, 2.95%,
	5/1/17	253,600
		1,960,809
Financial — 2.0%
250,000	American International Group, Inc.,
	Senior Unsecured Notes, 3.38%,
	8/15/20	250,152
300,000	Bank of America Corp. MTN, Series L,
	Senior Unsecured Notes, 5.65%, 5/1/18	338,557
500,000	Berkshire Hathaway, Inc., Senior
	Unsecured Notes, 3.75%, 8/15/21	519,782
250,000	Citigroup, Inc., Senior Unsecured Notes,
	1.70%, 7/25/16	251,137
250,000	General Electric Capital Corp. MTN,
	Senior Unsecured Notes, 1.01%,
	8/11/15 (3)	251,171
500,000	General Electric Capital Corp. MTN,
	Senior Unsecured Notes, 3.35%,
	10/17/16	529,922
500,000	Goldman Sachs Group, Inc. (The), Senior
	Unsecured Notes, 5.75%, 1/24/22	554,321
200,000	HSBC Holdings PLC, Senior Unsecured
	Notes, 4.88%, 1/14/22	215,771
500,000	JPMorgan Chase & Co., Senior
	Unsecured Notes, 3.45%, 3/1/16	526,485
500,000	JPMorgan Chase & Co., Senior
	Unsecured Notes, 3.20%, 1/25/23	467,759
500,000	Morgan Stanley MTN, Senior Unsecured
	Notes, 5.50%, 7/28/21	546,842
250,000	PNC Bank NA, Senior Unsecured Notes,
	1.30%, 10/3/16	250,490

Principal Amount		Value
$1,000,000	Private Export Funding Corp., Series HH,
	1.45%, 8/15/19	$956,731
250,000	ProLogis L.P., Guaranteed Notes, 2.75%,
	2/15/19 (1)	249,876
1,000,000	Wachovia Corp., Senior Unsecured Notes,
	0.52%, 6/15/17 (3)	986,972
		6,895,968
Industrial — 1.0%
1,000,000	Burlington Northern Santa Fe LLC,
	Senior Unsecured Notes, 3.60%, 9/1/20	1,036,732
1,000,000	Lockheed Martin Corp., Senior Unsecured
	Notes, 4.25%, 11/15/19	1,086,853
150,000	Masco Corp., Senior Unsecured Notes,
	6.13%, 10/3/16	165,938
500,000	Stanley Black & Decker, Inc., Guaranteed
	Notes, 3.40%, 12/1/21	495,856
500,000	Union Pacific Corp., Senior Unsecured
	Notes, 2.95%, 1/15/23	476,158
		3,261,537
Utilities — 0.4%
250,000	Alabama Power Co., Senior Unsecured
	Notes, 3.85%, 12/1/42	216,729
1,000,000	Commonwealth Edison Co., 4.00%,
	8/1/20	1,066,561
		1,283,290
	Total Corporate Bonds & Notes
	(Cost $22,696,499)	22,722,162

Short-Term Investments — 5.9%
Repurchase Agreements — 5.5%
18,300,000	With Morgan Stanley, 0.02%,
	dated 09/30/13, due 10/01/13,
	delivery value $18,300,010
	(collateralized by $18,585,000
	U.S. Treasury Notes 1.000% due
	03/31/17, with a value of
	$18,677,710)	18,300,000
Joint Repurchase Agreements (Investments of Cash
Collateral for Securities on Loan) — 0.4%
520,897	Joint Repurchase Agreement with
	Morgan Stanley, 0.05%, dated
	09/30/13, due 10/01/13, delivery
	value $520,898 (collateralized by
	$531,315 U.S. Treasury STRIPS
	Zero Coupon Notes due 11/15/15
	- 08/15/23, U.S. Treasury Notes
	0.250% - 1.250% due 09/15/15 -
	09/30/15, and U.S. Treasury
	Bonds 6.125% due 11/15/27,
	with a value of $525,871)	520,897

5

■ Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2013 (Unaudited)
Principal Amount		Value
$544,574	Joint Repurchase Agreement with
	Barclays, 0.06%, dated 09/30/13,
	due 10/01/13, delivery value
	$544,575 (collateralized by
	$555,467 U.S. Treasury Inflation
	Indexed Notes 0.500% due
	04/15/15, with a value of
	$554,223)	$544,574
355,157	Joint Repurchase Agreement with
	Credit Suisse First Boston,
	0.05%, dated 09/30/13, due
	10/01/13, delivery value
	$355,157 (collateralized by
	$362,295 U.S. Treasury Notes
	0.250% due 10/15/15, with a
	value of $361,879)	355,157

		1,420,628
	Total Short-Term Investments
	(Cost $19,720,628)	19,720,628
	Total Investments — 100.4%
	(Cost $200,668,232)	$336,185,946
Excess Of Liabilities Over Cash And Other Assets —
(0.4)%		(1,241,542)
Net Assets (4) —100.0%		$334,944,404
Net Asset Value Per Outstanding Share
($334,944,404 ÷ 15,334,885 shares outstanding )		$21.84

*	Non-income producing.

(1)	A portion or all of the security was held on loan. As of September 30, 2013, the market value of the securities on loan was $1,399,782.

(2)	Treasury Inflation-Protection Security (TIPS)

(3)	The rate shown on floating rate securities is the rate at the end of the reporting period.

(4)
For federal income tax purposes, the aggregate cost was $200,668,232, aggregate gross unrealized appreciation was $136,582,313, aggregate gross unrealized depreciation was $1,064,599 and the net unrealized appreciation was $135,517,714.

ADR	American Depositary Receipt.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TBA	To Be Announced.

6

The Trust follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access at the measurement date;
•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Trust’s investments in securities as of September 30, 2013:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$240,524,072	$0	$0	$240,524,072
U.S. Government Agency Obligations	0	27,552,421	0	27,552,421
U.S. Treasury Obligations	0	24,076,026	0	24,076,026
Commercial Mortgage-Backed Securities	0	1,590,637	0	1,590,637
Corporate Bonds & Notes	0	22,722,162	0	22,722,162
Short-Term Investments	0	19,720,628	0	19,720,628

Total Investments in Securities	$240,524,072	$95,661,874	$0	$336,185,946

The Trust follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Trust’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Trust had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended September 30, 2013 there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 25, 2013